CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 165,017	$ 145,013	$ 89,095	$ 161,998	$ 194,566	$ 114,254	$ 153,020	$ 55,535	$ 55,535
Settlement receivables	23,716	29,787	43,288			38,265
Trade receivables, net of allowances for doubtful accounts of $2.9 million and $2.8 million at June 30, 2015 and December 31, 2014, respectively	41,834	39,220	37,697			11,658
Other receivables	11,372	20,392	20,553			4,605
Inventory	23,453	23,050	27,163			9,413
Prepaid expenses and other assets	21,090	18,889	18,988			16,674
Deferred tax asset	9,591	9,590	9,591			3,102
Total current assets	296,073	285,941	246,375			197,971
Non-current assets
Property, equipment and leasehold improvements, net	104,521	102,759	106,085			18,710
Goodwill	857,670	857,856	857,913			180,084	$ 180,141
Other intangible assets, net	404,132	420,103	436,785			31,535
Other receivables, non-current	7,808	8,593	9,184			699
Other assets, non-current	36,915	50,012	50,943			10,386
Total non-current assets	1,411,046	1,439,323	1,460,910			329,356
Total assets	1,707,119	1,725,264	1,707,285			527,327
Current Liabilities
Settlement liabilities	141,211	141,649	119,157			145,022
Accounts payable and accrued expenses	36,712	113,543	104,668			53,601
Current portion of long-term debt	10,000	10,000	10,000			1,030
Total current liabilities	267,906	265,192	233,825			199,653
Non-current liabilities
Deferred tax liability, non-current	49,808	59,101	57,333
Long-term debt, less current portion	1,157,506	1,161,731	1,178,787			101,970
Other accrued expenses and liabilities	4,927	5,381	5,867			7,100
Total non-current liabilities	1,212,241	1,226,213	1,241,987			109,070
Total liabilities	$ 1,480,147	$ 1,491,405	$ 1,475,812			$ 308,723
Commitments and Contingencies (Note 13)
Stockholders' Equity
Common stock, $0.001 par value, 500,000 shares authorized and 90,743 and 90,405 shares issued at June 30, 2015 and December 31, 2014, respectively	$ 91	$ 91	$ 90			$ 89
Additional paid-in capital	253,555	248,491	245,682			231,516
Retained earnings (deficit)	147,879	160,621	160,152			148,012
Accumulated other comprehensive income (loss)	1,507	696	1,569			2,827
Treasury stock, at cost, 24,821 and 24,816 shares at June 30, 2015 and December 31, 2014, respectively	(176,060)	(176,040)	(176,020)			(163,840)
Total stockholders' equity (deficit)	226,972	233,859	231,473			218,604
Total liabilities and stockholders' equity	$ 1,707,119	$ 1,725,264	$ 1,707,285			527,327
Unused Elements Abstract
Deferred tax asset, non-current						$ 87,942